UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570

Name of Registrant: New York Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1: Schedule of Investments

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
New York (99.8%)
	Albany County NY BAN	1.000%	8/15/13	22,800	22,875
	Albany NY Industrial Development Agency Civic
	Facility Revenue (CHF Holland Suites LLC
	Project) VRDO	0.110%	3/7/13 LOC	11,205	11,205
1	BlackRock Muni Holdings New York Quality
	Fund, Inc. VRDP VRDO	0.320%	3/7/13 LOC	65,000	65,000
	Brookhaven NY GO	1.000%	9/15/13	4,673	4,693
	Buffalo NY Municipal Water System Revenue
	VRDO	0.110%	3/7/13 LOC	9,100	9,100
	Columbia County NY Capital Resource Corp.
	Civic Facility Revenue (Columbia Memorial
	Hospital Project) VRDO	0.120%	3/7/13 LOC	4,900	4,900
	Columbia County NY Industrial Development
	Agency Civic Facility Revenue (Columbia
	Memorial Hospital Project) VRDO	0.120%	3/7/13 LOC	4,765	4,765
	Commack NY Union Free School District TAN	1.000%	6/27/13	31,000	31,078
	Delaware Valley NY Industrial Development
	Authority Revenue (Delaware Valley Hospital)
	VRDO	0.120%	3/7/13 LOC	4,325	4,325
1	Dormitory Authority of the State of New York
	(Memorial Sloan-Kettering Cancer Center)
	Revenue TOB VRDO	0.120%	3/7/13	7,860	7,860
	Erie County Fiscal Stability Authority BAN	1.000%	7/31/13	23,100	23,172
	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project)	5.750%	5/1/13 (Prere.)	2,100	2,120
1	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project) TOB VRDO	0.120%	3/7/13	17,350	17,350
	Geneva NY Industrial Development Agency
	Civic Facility Revenue (Colleges of the
	Seneca Project) VRDO	0.120%	3/7/13 LOC	5,675	5,675
	Half Hollow Hills NY Central School District TAN	1.000%	6/27/13	43,000	43,108
	Hauppauge NY Union Free School District TAN	1.000%	6/21/13	23,000	23,054
	Jericho NY Union Free School District TAN	1.000%	6/21/13	12,000	12,028
1	Long Island NY Power Authority Electric System
	Revenue TOB VRDO	0.110%	3/1/13 (13)	17,530	17,530
1	Long Island NY Power Authority Electric System
	Revenue TOB VRDO	0.110%	3/7/13 LOC	30,330	30,330
	Long Island NY Power Authority Electric System
	Revenue VRDO	0.110%	3/1/13 LOC	13,400	13,400
	Massapequa NY Union Free School District GO	2.000%	6/1/13	2,755	2,766
	Monroe County NY Industrial Development
	Agency Civic Facility Revenue (Monroe
	Community College) VRDO	0.120%	3/7/13 LOC	3,760	3,760
	Monroe County NY Industrial Development
	Agency Civic Facility Revenue (Nazareth
	College) VRDO	0.140%	3/7/13 LOC	5,955	5,955

Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.090%	3/7/13	2,000	2,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.090%	3/7/13	2,700	2,700
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.110%	3/7/13	22,200	22,200
Nassau County NY Interim Finance Authority
Revenue	5.000%	11/15/13 (Prere.)	5,720	5,913
New York City NY GO	3.000%	3/1/13	1,000	1,000
New York City NY GO	5.000%	3/1/13	1,000	1,000
New York City NY GO	5.750%	3/1/13 (Prere.)	2,000	2,000
New York City NY GO	5.500%	6/1/13 (Prere.)	7,560	7,661
New York City NY GO	2.500%	8/1/13	5,000	5,048
New York City NY GO	4.000%	8/1/13	3,000	3,048
New York City NY GO	5.000%	8/1/13	1,000	1,020
New York City NY GO	5.000%	8/1/13	1,000	1,020
New York City NY GO	5.000%	8/1/13 (ETM)	215	219
New York City NY GO	5.000%	8/1/13	1,430	1,459
New York City NY GO	5.000%	9/1/13 (ETM)	2,985	3,056
1 New York City NY GO TOB VRDO	0.120%	3/7/13	6,400	6,400
New York City NY GO VRDO	0.100%	3/1/13	7,620	7,620
New York City NY GO VRDO	0.100%	3/1/13	9,400	9,400
New York City NY GO VRDO	0.100%	3/1/13	9,625	9,625
New York City NY GO VRDO	0.100%	3/1/13	8,200	8,200
New York City NY GO VRDO	0.100%	3/1/13	9,200	9,200
New York City NY GO VRDO	0.100%	3/1/13	6,750	6,750
New York City NY GO VRDO	0.110%	3/1/13 LOC	8,690	8,690
New York City NY GO VRDO	0.110%	3/1/13 LOC	5,280	5,280
New York City NY GO VRDO	0.090%	3/7/13 LOC	4,450	4,450
New York City NY GO VRDO	0.090%	3/7/13 LOC	19,440	19,440
New York City NY GO VRDO	0.100%	3/7/13 LOC	16,500	16,500
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.100%	3/7/13 LOC	31,370	31,370
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.110%	3/7/13 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	0.250%	6/28/13	6,640	6,640
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.110%	3/1/13	1,900	1,900
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.130%	3/7/13	3,335	2,270
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.170%	3/7/13	5,265	5,265
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.170%	3/7/13	16,380	16,380
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (461 Dean
Street) VRDO	0.100%	3/7/13 LOC	18,000	18,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.100%	3/7/13 LOC	45,800	45,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development)VRDO	0.100%	3/7/13 LOC	10,000	10,000

New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.100%	3/7/13 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (100
Jane Street) VRDO	0.100%	3/7/13 LOC	11,950	11,950
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.110%	3/7/13	6,200	6,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.110%	3/7/13 LOC	2,500	2,500
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.100%	3/7/13 LOC	48,100	48,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.120%	3/7/13 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.100%	3/7/13 LOC	22,000	22,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.120%	3/7/13 LOC	20,000	20,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.080%	3/7/13 LOC	10,000	10,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.100%	3/7/13 LOC	11,480	11,480
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.090%	3/7/13 LOC	2,790	2,790
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.120%	3/7/13 LOC	9,125	9,125
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.100%	3/7/13 LOC	14,765	14,765
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB PUT	0.370%	12/6/13	17,900	17,900
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	3/7/13	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	3/7/13	3,600	3,600
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	3/7/13	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	3/7/13	15,000	15,000

1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.120%	3/7/13	7,695	7,695
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.100%	3/1/13	10,550	10,550
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.100%	3/1/13	9,600	9,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	3/7/13	34,600	34,600
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.100%	3/7/13	10,000	10,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.100%	3/7/13	15,210	15,210
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.100%	3/7/13	990	990
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.110%	3/7/13 LOC	9,950	9,950
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	4,000	4,081
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.100%	3/7/13	24,400	24,400
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.100%	3/7/13	9,330	9,330
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.100%	3/7/13	7,085	7,085
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.100%	3/7/13	2,800	2,800
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.120%	3/7/13	6,000	6,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.100%	3/7/13	6,000	6,000
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.100%	3/7/13	14,700	14,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.110%	3/7/13	44,290	44,290
New York City NY Transitional Finance Authority
Revenue	5.250%	8/1/13 (Prere.)	2,810	2,869
New York City NY Transitional Finance Authority
Revenue VRDO	0.100%	3/1/13	2,600	2,600
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.110%	3/1/13	2,400	2,400
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.120%	3/1/13	2,100	2,100
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.110%	3/7/13 LOC	7,960	7,960
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.100%	3/1/13 LOC	4,075	4,075
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.120%	3/1/13 LOC	5,060	5,060

New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.100%	3/7/13 LOC	6,600	6,600
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.130%	3/7/13 LOC	7,080	7,080
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)	2.000%	4/1/13	2,980	2,984
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.100%	3/7/13	40,100	40,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.100%	3/7/13	57,460	57,460
1 New York GO TOB PUT	0.270%	6/13/13	14,705	14,705
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.130%	3/7/13 LOC	16,000	16,000
New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	31,000	31,000
New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	11,000	11,000
New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	30,000	30,000
1 New York Liberty Development Corp. Revenue
TOB PUT	0.220%	8/1/13	7,180	7,180
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) TOB VRDO	0.110%	3/7/13 LOC	6,980	6,980
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.090%	3/7/13 LOC	25,390	25,390
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.100%	3/7/13 LOC	28,300	28,300
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.100%	3/7/13 LOC	13,265	13,265
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.375%	7/1/13 (Prere.)	1,500	1,526
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.120%	3/7/13	4,495	4,495
New York Metropolitan Transportation Authority
Revenue CP	0.170%	3/5/13 LOC	25,000	25,000
New York Metropolitan Transportation Authority
Revenue CP	0.210%	3/6/13 LOC	15,625	15,625
New York Metropolitan Transportation Authority
Revenue CP	0.190%	4/3/13 LOC	25,500	25,500
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.120%	3/7/13 (13)	2,000	2,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.110%	3/7/13 LOC	25,925	25,925
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/13	1,000	1,015
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.120%	3/7/13 LOC	9,800	9,800
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.120%	3/7/13 LOC	4,080	4,080

New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.120%	3/7/13 LOC	14,200	14,200
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.120%	3/7/13 LOC	6,525	6,525
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.120%	3/7/13 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Columbia University) CP	0.100%	3/4/13	12,800	12,800
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.100%	3/7/13	9,280	9,280
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.090%	3/7/13	40,150	40,150
New York State Dormitory Authority Revenue
(Cornell University) CP	0.160%	6/6/13	6,500	6,500
1 New York State Dormitory Authority Revenue
(Cornell University) TOB VRDO	0.100%	3/7/13	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.110%	3/7/13	2,775	2,775
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.110%	3/7/13 LOC	4,425	4,425
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.150%	3/7/13 LOC	15,785	15,785
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.090%	3/7/13 LOC	66,315	66,315
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.090%	3/7/13 LOC	2,035	2,035
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.100%	3/7/13 LOC	8,570	8,570
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.100%	3/7/13 LOC	13,515	13,515
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.100%	3/7/13 LOC	14,825	14,825
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	3/15/13	1,000	1,002
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13 (Prere.)	1,300	1,302
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13 (Prere.)	1,000	1,002
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	6,965	6,978
New York State Dormitory Authority Revenue
(Personal Income Tax)	2.500%	8/15/13	26,795	27,078
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB PUT	0.300%	8/7/13	17,365	17,365
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.110%	3/1/13	14,175	14,175
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.100%	3/7/13	7,725	7,725
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.120%	3/7/13	8,775	8,775

1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.120%	3/7/13	6,800	6,800
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.100%	3/7/13	21,400	21,400
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.110%	3/7/13	1,300	1,300
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.100%	3/7/13 LOC	16,000	16,000
1 New York State Dormitory Authority Revenue
(State University Educational Facilities) TOB
VRDO	0.110%	3/7/13 LOC	10,210	10,210
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.100%	3/7/13 LOC	10,000	10,000
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.100%	3/7/13	4,570	4,570
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.120%	3/7/13	3,185	3,185
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/13	1,150	1,166
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.120%	3/7/13	3,645	3,645
New York State GO	3.000%	2/1/14	15,000	15,385
New York State GO	5.000%	2/15/14	1,300	1,360
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.080%	3/7/13 LOC	30,620	30,620
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.110%	3/7/13 LOC	11,000	11,000
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.080%	3/7/13 LOC	11,000	11,000
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.100%	3/7/13 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (Avalon Chrystie Place I)
VRDO	0.120%	3/7/13 LOC	7,000	7,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.100%	3/7/13 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.120%	3/7/13 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.100%	3/7/13 LOC	45,000	45,000
New York State Housing Finance Agency
Revenue (8 East 102nd Street) VRDO	0.100%	3/7/13 LOC	10,000	10,000
New York State Mortgage Agency Homeowner
Mortgage Revenue PUT	0.230%	5/1/13	4,000	4,000
New York State Mortgage Agency Homeowner
Mortgage Revenue PUT	0.230%	5/1/13	6,000	6,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.120%	3/1/13	8,800	8,800
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.130%	3/1/13	6,200	6,200

New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.130%	3/1/13	9,950	9,950
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.130%	3/1/13	14,400	14,400
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.110%	3/7/13	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.120%	3/7/13	8,500	8,500
New York State Power Authority Revenue CP	0.160%	5/15/13	5,280	5,280
New York State Power Authority Revenue PUT	0.200%	3/1/13	17,660	17,660
New York State Power Authority Revenue PUT	0.200%	3/1/13	22,600	22,600
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (Prere.)	1,500	1,506
New York State Thruway Authority Revenue
(Personal Income Tax)	3.000%	3/15/13	1,500	1,502
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	5,000	5,009
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	1,120	1,122
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/13	1,600	1,603
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.120%	3/7/13	12,655	12,655
1 New York State Urban Development Corp.
Revenue (Service Contract) TOB VRDO	0.100%	3/7/13	8,910	8,910
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.100%	3/7/13 LOC	9,700	9,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.100%	3/7/13 LOC	32,555	32,555
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.110%	3/7/13	11,170	11,170
North Hempstead NY BAN	0.750%	10/4/13	25,529	25,603
1 Nuveen New York Quality Income Municipal
Fund VRDP VRDO	0.190%	3/7/13 LOC	21,000	21,000
1 Nuveen New York Select Quality Municipal Fund
VRDP VRDO	0.190%	3/7/13 LOC	31,000	31,000
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.120%	3/7/13 LOC	5,415	5,415
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.120%	3/7/13 LOC	8,175	8,175
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.120%	3/7/13 LOC	6,135	6,135
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.090%	3/7/13 LOC	7,840	7,840
Port Authority of New York & New Jersey
Revenue CP	0.210%	3/18/13	4,600	4,600
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.130%	3/7/13	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.160%	3/7/13	6,500	6,500
Rockland County NY Industrial Development
Agency Civic Facility Revenue (Dominican
College Project)VRDO	0.110%	3/7/13 LOC	6,145	6,145

Southampton NY Union Free School District
TAN	1.000%	6/20/13	14,000	14,034
1 Suffolk County NY GO TOB VRDO	0.110%	3/7/13	5,100	5,100
1 Suffolk County NY GO TOB VRDO	0.120%	3/7/13	3,265	3,265
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony's
High School) VRDO	0.100%	3/7/13 LOC	9,800	9,800
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.090%	3/7/13 LOC	2,425	2,425
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.090%	3/7/13 LOC	2,315	2,315
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.080%	3/7/13	3,500	3,500
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.080%	3/7/13	15,390	15,390
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.110%	3/7/13 LOC	26,600	26,600
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.120%	3/7/13 LOC	17,500	17,500
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.100%	3/7/13	10,030	10,030
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.120%	3/7/13	2,660	2,660
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.120%	3/7/13	4,950	4,950
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.100%	3/1/13 LOC	6,855	6,855
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.100%	3/1/13 LOC	3,235	3,235
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.090%	3/7/13 LOC	4,840	4,840
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.090%	3/7/13 LOC	7,940	7,940
Westchester County NY GO	3.000%	6/1/13	1,250	1,259
Yorktown NY Central School District BAN	1.000%	7/25/13	4,808	4,821
				2,621,850
Total Tax-Exempt Municipal Bonds (Cost $2,621,850)				2,621,850
Total Investments (99.8%) (Cost $2,621,850)				2,621,850
Other Assets and Liabilities-Net (0.2%)				6,565
Net Assets (100%)				2,628,415

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $586,790,000, representing 22.3% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.

New York Tax-Exempt Money Market Fund

CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

New York Tax-Exempt Money Market Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
New York (98.9%)
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/27	5,000	5,579
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,933
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,915
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	5,003
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,714
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,888
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,767
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,166
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	9,075	10,862
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	9,000	10,795
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (ETM)	765	768
Erie County NY GO	5.000%	4/1/19	1,415	1,681
Erie County NY GO	5.000%	4/1/20	1,540	1,848
Erie County NY GO	5.000%	4/1/21	1,645	1,984
Erie County NY GO	5.000%	4/1/22	1,630	1,983
Erie County NY GO	5.000%	4/1/23	1,000	1,203
Erie County NY GO	5.000%	4/1/24	750	893
Erie County NY GO	5.000%	4/1/25	560	662
Erie County NY GO	5.000%	4/1/26	700	822
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,500	4,793
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,510	3,738
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	5,000	5,325

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	4,450	5,281
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/22	3,500	4,306
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	6,500	7,833
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,000	7,129
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,390
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/26	2,115	2,497
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.120%	3/7/13	2,900	2,900
Erie Tobacco Asset Securitization Corp.
Tobacco Settlement New York Revenue	5.000%	6/1/45	1,000	827
Freeport NY GO	5.000%	1/15/21	2,175	2,590
Freeport NY GO	5.000%	1/15/22	2,265	2,708
Freeport NY GO	5.000%	1/15/23	2,335	2,750
Freeport NY GO	5.000%	1/15/24	2,540	2,980
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.120%	3/7/13 LOC	2,580	2,580
Hempstead NY GO	3.000%	4/15/13	5,070	5,089
Hempstead NY GO	4.000%	8/15/13	1,000	1,018
Hempstead NY GO	5.000%	1/15/14	1,740	1,815
Hempstead NY GO	3.000%	4/15/14	5,155	5,324
Hempstead NY GO	5.000%	1/15/15	1,000	1,091
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/17	2,360	2,394
Hempstead NY Industrial Development Agency
Civic Facility Revenue (Hofstra University)	5.250%	7/1/19	3,200	3,246
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,489
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	1,000	1,101
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	9,000	9,387
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	10,000	10,702
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	18,100	19,371
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	5,000	5,673
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	10,000	11,902
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	15,000	18,093
Long Island NY Power Authority Electric System
Revenue	5.250%	12/1/20 (14)	7,500	8,395

Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/23 (14)	4,760	5,289
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	14,790
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	10,258
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	2,000	2,473
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,200	8,135
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	1,000	1,114
Long Island NY Power Authority Electric System
Revenue VRDO	0.110%	3/1/13 LOC	2,000	2,000
Long Island NY Power Authority Electric System
Revenue VRDO	0.090%	3/7/13 LOC	10,600	10,600
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.120%	3/7/13 LOC	5,085	5,085
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/15	2,000	2,185
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/21	3,815	4,627
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/22	4,315	5,284
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,311
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,649
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,266
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	1,000	1,117
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	1,850	2,053
Nassau County NY GO	5.000%	10/1/20	9,025	10,874
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.090%	3/7/13	3,500	3,500
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.110%	3/7/13	1,400	1,400
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,263
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,648
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,477

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,241
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,097
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,532
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,856
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,000	3,215
Nassau County NY Tobacco Settlement Corp.
Revenue	5.250%	6/1/26	1,500	1,461
Nassau County NY Tobacco Settlement Corp.
Revenue	5.000%	6/1/35	9,000	7,773
Nassau County NY Tobacco Settlement Corp.
Revenue	5.125%	6/1/46	5,105	4,317
Nassau NY Health Care Corp. VRDO	0.110%	3/7/13 LOC	9,000	9,000
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.200%	3/7/13 LOC	4,120	4,120
New York City NY GO	5.750%	3/1/13 (Prere.)	3,000	3,001
New York City NY GO	5.125%	8/1/13 (4)	40	40
New York City NY GO	5.500%	8/1/13 (Prere.)	315	322
New York City NY GO	5.750%	8/1/13	840	844
New York City NY GO	5.000%	8/1/14	2,500	2,670
New York City NY GO	5.000%	8/1/14	2,800	2,990
New York City NY GO	5.000%	8/1/14	2,330	2,488
New York City NY GO	5.200%	8/1/14 (4)	5	5
New York City NY GO	5.000%	11/1/14 (Prere.)	1,360	1,467
New York City NY GO	5.000%	8/1/16	16,925	19,428
New York City NY GO	5.000%	2/1/17	8,835	10,282
New York City NY GO	5.000%	3/1/17	10,000	11,670
New York City NY GO	5.000%	8/1/17	1,500	1,774
New York City NY GO	5.000%	9/1/17	3,955	4,407
New York City NY GO	5.000%	8/1/18	1,500	1,811
New York City NY GO	5.000%	8/1/19	5,000	6,126
New York City NY GO	5.000%	8/1/20	750	928
New York City NY GO	5.000%	8/1/20	7,500	9,142
New York City NY GO	5.500%	8/1/20	2,185	2,232
New York City NY GO	5.000%	8/1/21	10,000	12,474
New York City NY GO	5.000%	8/1/21	1,000	1,125
New York City NY GO	5.000%	8/1/21	2,000	2,431
New York City NY GO	5.250%	9/1/21	8,100	9,850
New York City NY GO	5.000%	8/1/22	4,000	4,839
New York City NY GO	5.000%	8/1/22	10,000	11,418
New York City NY GO	5.000%	8/1/22	4,250	5,148
New York City NY GO	5.250%	8/15/22	10,000	12,075
New York City NY GO	5.250%	9/1/22	17,000	20,552
New York City NY GO	5.000%	10/1/22	2,985	3,512
New York City NY GO	5.000%	8/1/23	5,000	6,219
New York City NY GO	5.000%	11/1/23	3,165	3,411
New York City NY GO	5.000%	4/1/24	15,000	18,285

New York City NY GO	5.250%	8/15/24	15,000	18,006
New York City NY GO	5.000%	1/1/25	10,000	11,447
New York City NY GO	5.000%	8/1/25	5,500	6,048
New York City NY GO	5.000%	8/1/25	1,630	1,972
New York City NY GO	5.000%	10/1/25	10,000	11,686
New York City NY GO	5.000%	1/1/26	1,360	1,550
New York City NY GO	5.000%	8/1/26	1,575	1,894
New York City NY GO	5.000%	8/15/26	14,500	17,050
New York City NY GO	5.250%	8/15/26	5,100	6,069
New York City NY GO	5.000%	10/1/26	1,515	1,826
New York City NY GO	5.000%	8/1/27	1,295	1,548
New York City NY GO	5.000%	5/15/28	4,500	5,354
New York City NY GO	5.000%	8/1/28	1,915	2,283
New York City NY GO	5.000%	8/1/28	7,000	8,243
New York City NY GO	6.250%	10/15/28	1,035	1,288
New York City NY GO	5.625%	4/1/29	3,000	3,676
New York City NY GO	5.000%	8/1/29	2,500	2,922
New York City NY GO	5.000%	8/1/30	2,185	2,549
New York City NY GO	5.450%	4/1/31	8,500	10,165
New York City NY GO	5.000%	8/1/31	3,000	3,487
New York City NY GO	5.000%	8/1/32	2,985	3,465
New York City NY GO	5.000%	10/1/33	6,500	7,600
New York City NY GO	5.000%	10/1/34	2,000	2,331
New York City NY GO	5.000%	8/1/35	3,500	4,026
New York City NY GO	5.375%	4/1/36	4,000	4,750
New York City NY GO	5.000%	5/15/36	4,250	4,896
New York City NY GO	5.000%	10/1/36	3,000	3,446
New York City NY GO VRDO	0.090%	3/1/13 LOC	700	700
New York City NY GO VRDO	0.100%	3/1/13	1,100	1,100
New York City NY GO VRDO	0.110%	3/1/13 LOC	2,945	2,945
New York City NY GO VRDO	0.110%	3/1/13 LOC	2,000	2,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	2,500	2,714
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	2,500	2,876
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,768
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,383
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,714
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,646
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,749
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,856
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,806
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,889
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.110%	3/7/13	27,800	27,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.110%	3/7/13 LOC	16,500	16,500

New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.110%	3/1/13 LOC	14,460	14,460
New York City NY Industrial Development
Agency Civic Facility Revenue (MSMC Realty
Corp. Project) VRDO	0.090%	3/7/13 LOC	2,255	2,255
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	2,047
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	5.000%	1/1/31 (2)	3,140	3,240
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,683
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	4,315
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,728
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	14,300	14,906
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	8,000	9,902
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,265
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/14 (Prere.)	65	69
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,711
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,050
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	3,910
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,000	7,862
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,386
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,777
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,908
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	7,385	8,586
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	15,000	17,572
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33	2,000	2,209
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	935	983
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	5,000	5,418

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	24,705	28,044
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	11,440
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	5,000	5,411
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,717
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,547
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,704
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,906
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	12,023
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	5,700	6,802
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	4,000	4,502
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	15,000	17,518
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,894
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	2,500	2,806
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	20,000	22,681
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.110%	3/1/13	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	3/7/13	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.090%	3/1/13	6,100	6,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.100%	3/1/13	6,200	6,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.100%	3/1/13	7,650	7,650
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.100%	3/1/13	6,600	6,600
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/23 (14)	6,100	6,568
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	12,000	12,916
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/25 (14)	13,475	14,499
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	2,540	2,732
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,691

New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	11,490
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,993
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,849
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,972
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	574
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,850
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	565
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,647
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,933
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,812
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,241
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	11,431
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,770
New York City NY Transitional Finance Authority
Building Aid Revenue	4.750%	1/15/38	2,050	2,209
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	6,875	7,687
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	3,205	3,269
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	2,010	2,051
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,995	4,595
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	2,000	2,443
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	1,000	1,241
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	1,710	2,113
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	1,000	1,261
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	5,000	6,114
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,497
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	9,262
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,663
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	8,805	10,880

New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,210
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	155	158
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,207
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,367
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,359
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,396
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,970
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,792
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,846
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,746
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,340
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,166
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,624
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,636
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,588
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,303
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	12,000	13,564
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.110%	3/1/13	2,675	2,675
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.120%	3/1/13	29,820	29,820
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.100%	3/1/13 LOC	2,100	2,100
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)VRDO	0.120%	3/1/13 LOC	10,215	10,215
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	1,250	1,427
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/22	1,365	1,717
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/23	1,830	2,311
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,642
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,633

New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	2.100%	7/1/15	14,500	15,077
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,204
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	2,000	2,252
New York GO	5.000%	2/15/39	9,500	11,009
New York Liberty Development Corp. Revenue	5.000%	11/15/31	5,000	5,716
New York Liberty Development Corp. Revenue	5.000%	12/15/41	16,750	18,908
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,912
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,748
New York Liberty Development Corp. Revenue	5.125%	1/15/44	7,000	7,844
New York Liberty Development Corp. Revenue	5.000%	11/15/44	19,660	21,983
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,735
New York Liberty Development Corp. Revenue	5.625%	7/15/47	3,000	3,454
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,000	11,892
New York Liberty Development Corp. Revenue	5.750%	11/15/51	17,000	20,145
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	60,005	71,489
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	1,510	1,862
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.130%	3/7/13 LOC	1,800	1,800
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/15 (Prere.)	8,600	9,590
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	7,490	9,222
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	5,169
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	2,300	2,650
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	6,300
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,152
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,754
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,909
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,861
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,872
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	3,500	4,105
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,167
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	6,363
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,158
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,328
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,727
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,000	3,445

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	7,000	7,831
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	5,000	5,622
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	8,800	9,811
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,138
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,289
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,230
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	9,000	10,087
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	2,000	2,217
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,910
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,707
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,697
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	10,000	11,906
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,837
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	3,000	3,539
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,760
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/22 (14)	8,310	8,599
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.750%	11/15/28 (14)	6,250	6,778
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,217
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	40,550	43,754
New York State Convention Center
Development Corp. Revenue (Hotel Unit)	5.000%	11/15/44 (2)	10,000	10,919
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	13,520	14,413
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,825	3,094
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,120	1,227
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,420	2,651
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	2,555	2,798
New York State Dormitory Authority Hospital
Revenue (Catskill Regional Medical Center)	5.250%	2/15/15 (Prere.)	1,680	1,840
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,505	5,129
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/36 (4)	3,575	3,926

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	3,000	3,593
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,184
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	4,000	4,706
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,172
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,153
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	12,405
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16	500	564
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/22	2,985	3,592
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/23	1,630	1,933
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/24	2,290	2,698
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,900
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,399
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,144
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	766
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20	3,410	4,214
New York State Dormitory Authority Revenue
(City University System)	5.500%	7/1/20 (14)	14,525	18,359
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,475
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/13 (ETM)	3,475	3,532
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/13 (Prere.)	5,100	5,185
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/19	4,900	5,218
New York State Dormitory Authority Revenue
(Columbia University)	5.125%	7/1/21	6,990	7,438
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	4,395	5,669
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	16,095	18,545
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,779
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,682

New York State Dormitory Authority Revenue
(Culinary Institute of America)	3.000%	7/1/13	100	101
New York State Dormitory Authority Revenue
(Culinary Institute of America)	3.000%	7/1/14	160	164
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/15	250	266
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	384
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	340
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	375
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	291
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	467
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	352
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	611
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	387
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	646
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	286
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/22	200	246
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,509
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,602
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,667
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,495
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,832
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	10,026
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/35	13,000	14,379
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,152
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.500%	2/15/17	10,000	11,786
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (14)	6,575	7,154
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	587
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	820
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	714

New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,097
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	536
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,116
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,196
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,707
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,000	1,091
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,000	1,122
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,000	1,144
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,000	2,334
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,196
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,183
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,323
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,338
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	8,000	8,889
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,184
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,175
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,500	1,927
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,912
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,895
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,788
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	17,833
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	10,000	11,476
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	12,950	14,864
1 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.110%	3/7/13	3,500	3,500

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	3,060
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,387
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,223
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,430
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,803
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,674
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,152
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,926
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,900
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,500	2,669
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	1,000	1,129
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,152
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,551
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,808
2 New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	750	837
2 New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	600	668
2 New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/38	500	540
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	11,950	13,835
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	3,000	3,652
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	3,100	3,821
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,545

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	11,000	13,870
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	8,148
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,930
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,651
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,456
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,077
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,858
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	3,000	3,489
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	11,429
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	12,132
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	7,600	8,761
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,000	8,028
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	21,092
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,306
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/16 (12)	750	849
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/18 (12)	570	672
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,264
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	4.000%	7/1/15	1,000	1,080
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/23	750	922
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/24	1,000	1,222
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,647
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	873
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,441
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,227
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,500	2,990
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,241
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,521

New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.110%	3/7/13	8,200	8,200
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (12)	1,500	1,827
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,909
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	4,320	5,185
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/22	2,930	3,578
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,642
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,191
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	2,000	2,383
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/32 (14)	9,000	10,154
New York State Dormitory Authority Revenue
(St. Lawrence University)	5.000%	7/1/14 (ETM)	16,000	17,004
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/13	1,605	1,622
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.750%	5/15/17 (4)	3,750	4,493
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,683
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	6,011
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,397
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	4,037
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	3,000	3,421
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	3,000	3,561
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	9,339
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.110%	3/1/13 LOC	2,900	2,900
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.110%	3/1/13 LOC	3,785	3,785
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,816
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,565
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,750	1,849
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,614
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,537

New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,549
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	8,584
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,647
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/14	5,780	6,183
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	8/15/15	1,400	1,524
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	4,950	5,787
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	2,000	2,447
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	4,540	4,987
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	5,775	7,167
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,366
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.750%	6/15/32	12,240	13,752
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	6,000	6,319
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	5,000	5,266
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,760
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	4,500	5,217
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/14	2,155	2,256
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,287
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,278
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,010	3,505
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,615

New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	4,059
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,308
New York State Housing Finance Agency
Housing Revenue	3.750%	11/1/37	1,555	1,593
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,415
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.090%	3/7/13 LOC	3,400	3,400
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	17,395
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,329
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	3,800	4,720
1 New York State Local Government Assistance
Corp. Revenue TOB VRDO	0.140%	3/7/13	795	795
New York State Local Government Assistance
Corp. Revenue VRDO	0.090%	3/7/13	700	700
New York State Local Government Assistance
Corp. Revenue VRDO	0.110%	3/7/13	6,500	6,500
New York State Local Government Assistance
Corp. Revenue VRDO	0.110%	3/7/13	4,200	4,200
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	3,000	3,114
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.110%	3/7/13	10,000	10,000
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	1,840	2,039
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,154
New York State Thruway Authority Revenue	5.000%	1/1/26	10,545	12,551
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,281
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,844
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,671
New York State Thruway Authority Revenue	5.000%	1/1/31	3,000	3,486
New York State Thruway Authority Revenue	5.000%	1/1/37	13,000	14,704
New York State Thruway Authority Revenue	5.000%	1/1/42	10,000	11,213
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,737
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	1,500	1,758
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	27,415
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,326
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	10,000	12,252
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	12,092
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,358
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,308
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,350

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,343
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,335
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	6,100	7,160
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/19	5,765	7,117
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	2,290	2,867
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	6,250	6,834
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	3,025
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,770
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,100	2,511
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,286
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/17	1,500	1,758
New York State Urban Development Corp.
Revenue	5.000%	1/1/14	13,000	13,523
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	10,000	11,178
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	2,095	2,432
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,448
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,860	8,610
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	5,000	6,100
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	4,635	5,755
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	8,240	10,190
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,933
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	7,530	9,183
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,629
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,751
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	1,950	2,028
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	11,461
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	12,366
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	359
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	1,000	1,112
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,111

Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,899
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	11,449
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,508
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,623
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,438
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,150
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	6,480	7,442
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	5,000	5,626
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.120%	3/7/13	2,800	2,800
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	8,057
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,740
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	8,295
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	10/1/16	3,510	3,969
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/23	345	426
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/24	300	368
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	1,500	1,703
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	10,000	11,458
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	528
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,053
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,061
Suffolk County NY Water Authority Revenue	5.250%	6/1/17 (ETM)	1,695	1,716
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.100%	3/1/13 LOC	2,700	2,700
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.090%	3/7/13 LOC	18,950	18,950

Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.090%	3/7/13 LOC	4,900	4,900
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.000%	6/1/34	2,965	2,677
Tobacco Settlement Asset Securitization Corp.
Inc. New York	5.125%	6/1/42	8,660	7,514
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/14	3,000	3,179
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	3,200	3,527
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/16	3,000	3,414
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	3,500	4,089
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/18	2,200	2,627
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,859
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	4,000	4,986
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,924
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,423
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,408
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	15,000	18,257
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	5,000	5,968
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,973
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	3,015
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,796
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	13,310	15,227
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	25,000	29,234
Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.110%	3/1/13	10,735	10,735
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.090%	3/1/13 LOC	1,815	1,815
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.100%	3/1/13 LOC	930	930
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.100%	3/1/13 LOC	1,800	1,800
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,701
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,039
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,972
Westchester County NY GO	4.000%	6/1/14	9,375	9,822
Westchester County NY GO	5.000%	7/1/14	8,930	9,503

Westchester County NY GO	4.000%	6/1/15	9,760	10,565
Westchester County NY GO	5.000%	7/1/15	9,380	10,399
Westchester County NY GO	5.000%	7/1/16	9,850	11,324
Westchester County NY GO	5.000%	7/1/17	10,340	12,294
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,963
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,000	2,379
Yonkers NY GO	5.000%	10/1/20	1,000	1,186
				3,450,441
Puerto Rico (0.7%)
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,075
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/17 (4)	4,000	4,011
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,230
Puerto Rico Sales Tax Financing Corp. Revenue	6.000%	8/1/42	5,000	5,517
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	8,000	9,104
				25,937
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/23	2,000	2,108
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	1,100	1,212
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,485
				8,805
Total Tax-Exempt Municipal Bonds (Cost $3,196,509)				3,485,183
Total Investments (99.9%) (Cost $3,196,509)				3,485,183
Other Assets and Liabilities-Net (0.1%)				2,191
Net Assets (100%)				3,487,374

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $17,995,000, representing 0.5% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2013.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

New York Long-Term Tax-Exempt Fund

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

C. At February 28, 2013, the cost of investment securities for tax purposes was $3,197,102,000. Net unrealized appreciation of investment securities for tax purposes was $288,081,000, consisting of unrealized gains of $290,179,000 on securities that had risen in value since their purchase and $2,098,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.